Related parties (Tables)	12 Months Ended
Dec. 31, 2023
Executive Board and Board of Directors loans
	2023		2022	2021
Executive Board loans (CHF million)
Balance at beginning of period	6	[1]	18	13
Additions	1		1	10
Reductions	(1)		(13)	(5)
Balance at end of period	6	[1]	6	18
Board of Directors loans (CHF million)
Balance at beginning of period	4	[2]	7	9
Additions	0		0	2
Reductions	(1)		(3)	(4)
Balance at end of period	3	[2]	4	7
1 The number of individuals with outstanding loans was four at the beginning of the year and three at the end of the year.
2 The number of individuals with outstanding loans was two at the beginning of the year and one at the end of the year.

Schedule of Related Party Transactions [Table Text Block]
Related party assets and liabilities
end of	2023	2022
Assets (CHF million)
Cash and due from banks	418	0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	376	0
Trading assets	111	42
Net loans	1,251	3,949
All other assets	796	86
Total assets	2,952	4,077
Liabilities (CHF million)
Due to banks/customer deposits	1,020	1,320
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	343	91
Trading liabilities	67	0
Short-term borrowings	4,000	2,075
Long-term debt	48,843	56,822
All other liabilities	1,865	1,284
Total liabilities	56,138	61,592
Related party revenues and expenses
in	2023	2022	2021
Revenues (CHF million)
Interest and dividend income	114	13	(56)
Interest expense	(3,927)	(2,506)	(1,673)
Net interest income	(3,813)	(2,493)	(1,729)
Commissions and fees	17	82	102
Other revenues	14,354	246	212
Net revenues	10,558	(2,165)	(1,415)
Expenses (CHF million)
Total operating expenses	2,497	2,326	2,089
Related party guarantees and commitments
end of	2023	2022
Guarantees and commitments (CHF million)
Credit guarantees and similar instruments	0	4
Revocable loan commitments	32	59